Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		1/1/2018
	Collection Period Ending Date		1/31/2018
	Collection Period		32
	Payment Date		2/15/2018

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.188735	$52,336,243.20	$10,676,983.25	$41,659,259.95
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$152,836,243.20	$10,676,983.25	$142,159,259.95
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$156,586,243.20	$10,676,983.25	$145,909,259.95
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$52,336,243.20	$54,080.78
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$152,836,243.20	$204,394.11
	2. AVAILABLE FUNDS
(20)	Interest Collections		$684,284.21
(21)	Principal Collections		$7,301,911.33
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$3,223,300.77
(24)	Liquidation Proceeds		$35,078.43
(25)	Recoveries		$102,257.08
(26)	Investment Earnings		$—
(27)	Total Collections		$11,346,831.82
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$11,346,831.82
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$130,488.54	$130,488.54	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$54,080.78	$54,080.78	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$6,926,983.25	$6,926,983.25	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$334,965.92	$334,965.92	$—
			$11,346,831.82	$11,346,831.82
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$6,926,983.25
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$10,676,983.25
	4. POOL INFORMATION
(53)	Pool Balance		$145,909,260
(54)	Number of Receivables Outstanding		20,436
(55)	Weighted Average Contract Rate		4.86%
(56)	Weighted Average Maturity		27.05
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$116,657.23	35	$3,333.06
(72)	Recoveries for Collection Period		$102,257.08	87	$1,175.37
(73)	Net Losses/(Recoveries) for Collection Period		14,400.15
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,465,360.84
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.59538%

		1/31/2018	12/31/2017	11/30/2017	10/31/2017
(77)	Pool Balance at end of collection period	$145,909,260	$156,586,243	$166,654,201	$177,822,815
(78)	Number of receivables outstanding	20,436	21,264	22,012	22,861
(79)	Average month end Pool Balance	$151,247,752	$161,620,222	$172,238,508	$183,811,490
(80)	Realized Losses for Collection Period	$116,657	$171,965	$246,320	$125,896
(81)	Recoveries for Collection Period	$102,257	$52,151	$49,194	$35,355
(82)	Net Losses/(Recoveries) for Collection Period	$14,400	$119,814	$197,127	$90,540
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.926%	1.277%	1.716%	0.822%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.114%	0.890%	1.373%	0.591%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.757%

		1/31/2018	12/31/2017	11/30/2017	10/31/2017
(86)	Receivables 31-59 Days Delinquent	$1,762,949.53	$2,148,360.83	$2,074,161.54	$2,094,648.40
(87)	$ As % of Ending Pool Balance	1.208%	1.372%	1.245%	1.178%
(88)	# of Receivables	226	239	238	242
(89)	# As % of Ending Pool # of Receivables	1.106%	1.124%	1.081%	1.059%
(90)	Receivables 60-89 Days Delinquent	$461,676.70	$333,836.72	$430,091.38	$408,164.10
(91)	$ As % of Ending Pool Balance	0.316%	0.213%	0.258%	0.230%
(92)	# of Receivables	62	54	57	53
(93)	# As % of Ending Pool # of Receivables	0.303%	0.254%	0.259%	0.232%
(94)	Receivables 90 - 119 Days Delinquent	$158,901.13	$125,207.67	$109,665.73	$337,641.02
(95)	$ As % of Ending Pool Balance	0.109%	0.080%	0.066%	0.190%
(96)	# of Receivables	27	21	20	37
(97)	# As % of Ending Pool # of Receivables	0.132%	0.099%	0.091%	0.162%
(98)	Receivables 120+ Days Delinquent	$67,416.12	$99,489.70	$178,897.26	$146,221.16
(99)	$ As % of Ending Pool Balance	0.046%	0.064%	0.107%	0.082%
(100)	# of Receivables	13	15	23	18
(101)	# As % of Ending Pool # of Receivables	0.064%	0.071%	0.104%	0.079%
(102)	Total Delinquencies	$2,450,943.48	$2,706,894.92	$2,792,815.91	$2,986,674.68
(103)	$ As % of Ending Pool Balance	1.680%	1.729%	1.676%	1.680%
(104)	# of Receivables	328	329	338	350
(105)	# As % of Ending Pool # of Receivables	1.605%	1.547%	1.536%	1.531%
(106)	Total Repossession	$110,668.16	$183,870.20	$125,050.77	$180,974.89
(107)	# of Receivables	14	23	16	20

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
February 11, 2018